Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares		Receivables from Stockholder [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)
Balance at Dec. 31, 2019	¥ 20,346		¥ 1		¥ (1)	¥ 44,918		¥ (24,572)
Balance, Shares at Dec. 31, 2019 | shares			100,000,000
Net income and total comprehensive income for the year	8,247							8,247
Capital injection	5,600					5,600
Balance at Dec. 31, 2020	34,193		¥ 1		(1)	50,518		(16,325)
Balance, Shares at Dec. 31, 2020 | shares			100,000,000
Net income and total comprehensive income for the year	450,144							450,144
Capital injection	4,000					4,000
Issuance of ordinary shares	100,000		¥ 0	[1],[2]		100,000
Issuance of ordinary shares, shares | shares			17,647,000
Appropriations to statutory reserve							¥ 43,674	(43,674)
Contribution from the then shareholder for the reorganization	602					602
Distribution from the then shareholders for the reorganization	(10,543)					(10,543)
Balance at Dec. 31, 2021	578,396		¥ 1		(1)	144,577	43,674	390,145
Balance, Shares at Dec. 31, 2021 | shares			117,647,000
Net income and total comprehensive income for the year	355,201	$ 51,498						355,201
Appropriations to statutory reserve							3,804	(3,804)
Balance at Dec. 31, 2022	¥ 933,597	$ 135,359	¥ 1		¥ (1)	¥ 144,577	¥ 47,478	¥ 741,542
Balance, Shares at Dec. 31, 2022 | shares			117,647,000

[1]	Represents amount less than RMB 1,000.
[2]	Retroactively restated for the stock subdivision as described in Note 1.